Schedule of Investments (unaudited) July 31, 2019	iShares® Cohen & Steers REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 9.6%
Ventas Inc.	1,396,401	$93,963,823
Welltower Inc.	1,514,700	125,901,864

		219,865,687

Hotel & Resort REITs — 3.1%
Host Hotels & Resorts Inc.	2,902,969	50,482,631
Park Hotels & Resorts Inc.	788,841	20,833,291

		71,315,922

Industrial REITs — 10.3%
Duke Realty Corp.	1,408,389	46,941,605
Prologis Inc.	2,326,987	187,578,422

		234,520,027

Office REITs — 12.8%
Alexandria Real Estate Equities Inc.	441,941	64,682,485
Boston Properties Inc.	605,741	80,533,266
Cousins Properties Inc.	569,697	20,041,940
Douglas Emmett Inc.	633,979	25,879,023
Kilroy Realty Corp.	395,822	31,452,016
SL Green Realty Corp.	328,077	26,600,483
Vornado Realty Trust	679,750	43,721,520

		292,910,733

Residential REITs — 19.4%
American Campus Communities Inc.	537,221	25,115,082
American Homes 4 Rent, Class A	1,009,640	24,443,384
AvalonBay Communities Inc.	513,264	107,164,391
Equity LifeStyle Properties Inc.	352,528	43,801,604
Equity Residential	1,450,299	114,414,088
Essex Property Trust Inc.	257,542	77,834,343
UDR Inc.	1,080,513	49,768,429

		442,541,321

Retail REITs — 15.8%
Federal Realty Investment Trust	291,546	38,486,987

Security	Shares	Value

Retail REITs (continued)
National Retail Properties Inc.	633,612	$33,099,891
Realty Income Corp.	1,190,994	82,428,695
Regency Centers Corp.	656,695	43,801,556
Simon Property Group Inc.	995,723	161,506,271

		359,323,400

Specialized REITs — 28.6%
American Tower Corp.	925,851	195,928,589
Digital Realty Trust Inc.	814,759	93,175,839
Equinix Inc.	326,641	164,006,446
Extra Space Storage Inc.	499,066	56,090,028
Public Storage	588,334	142,823,962

		652,024,864

Total Common Stocks — 99.6% (Cost: $1,934,496,945)		2,272,501,954

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(a)(b)	3,682,000	3,682,000

Total Short -Term Investments — 0.1% (Cost: $3,682,000)		3,682,000

Total Investments in Securities — 99.7% (Cost: $1,938,178,945)		2,276,183,954

Other Assets, Less Liabilities — 0.3%		6,263,349

Net Assets — 100.0%		$2,282,447,303

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	2,402,508	1,279,492	3,682,000	$3,682,000	$20,652	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate	272	09/20/19	$9,569	$(9,638)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Cohen & Steers REIT ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,272,501,954	$—	$—	$2,272,501,954
Money Market Funds	3,682,000	—	—	3,682,000

	$2,276,183,954	$—	$—	$2,276,183,954

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(9,638)	$—	$—	$(9,638)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2